Stock-Based Compensation - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RSUs
Weighted-Average Grant Price
Beginning balance (in dollars per share)	$ 116	$ 115	$ 116
Granted (in dollars per share)	176	118	112
Released (in dollars per share)	117	114	114
Canceled/forfeited/performance adjusted (in dollars per share)	123	115	116
Ending balance (in dollars per share)	$ 139	$ 116	$ 115
Number of Units
Beginning balance (in shares)	23,057,643	21,052,914	19,038,480
Granted (in shares)	8,220,339	10,915,958	11,447,966
Released (in shares)	(8,532,751)	(7,383,980)	(7,013,530)
Canceled/forfeited/performance adjusted (in shares)	(1,681,686)	(1,527,249)	(2,420,002)
Ending balance (in shares)	21,063,545	23,057,643	21,052,914
PSUs
Weighted-Average Grant Price
Beginning balance (in dollars per share)	$ 118	$ 117	$ 118
Granted (in dollars per share)	165	117	110
Released (in dollars per share)	126	113	114
Canceled/forfeited/performance adjusted (in dollars per share)	131	114	116
Ending balance (in dollars per share)	$ 130	$ 118	$ 117
Number of Units
Beginning balance (in shares)	3,473,039	3,566,078	3,728,857
Granted (in shares)	1,110,929	1,295,937	1,237,019
Released (in shares)	(963,249)	(840,111)	(679,601)
Canceled/forfeited/performance adjusted (in shares)	(319,169)	(548,865)	(720,197)
Ending balance (in shares)	3,301,550	3,473,039	3,566,078
Performance adjustments (in shares)	(196,544)	(404,655)	(362,247)